Segment Reporting - Schedule of Evaluates Segmental Performance (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Evaluates Segmental Performance [Line Items]
External revenues	€ 110,013	€ 107,384	€ 26,430
Total revenue	110,013	107,384	26,430
Depreciation and amortization	(6,699)	(4,850)	(4,336)
Operating result (EBIT)	(8,609)	(44,525)	(36,423)
Financial income	24	190	20,515
Financial costs	(88,883)	(13,887)	(427)
Profit before tax	(97,467)	(58,221)	(16,335)
Income tax expenses	491	(3,141)	2,572
Profit for the year	97,958	55,081	18,906
Europe [Member]
Schedule of Evaluates Segmental Performance [Line Items]
External revenues	104,390	102,413	25,699
Inter-segment revenues	3,026	1,152	19,924
Total revenue	107,416	103,565	45,623
Earnings before interest taxation depreciation and amortization (EBITDA)	(183)	(33,560)	(20,711)
Depreciation and amortization	(6,555)	(4,773)	(4,312)
Operating result (EBIT)	(6,737)	(38,333)	(25,023)
Financial income	(294)	190	19,922
Financial costs	(74,894)	(11,095)	(424)
Financial result	(75,188)	(10,906)	19,498
Profit before tax	(81,926)	(49,239)	(5,525)
Income tax expenses	(322)	3,141	(3,060)
Profit for the year	(82,247)	(46,099)	(8,584)
North America [Member]
Schedule of Evaluates Segmental Performance [Line Items]
External revenues	5,623	4,971	731
Inter-segment revenues
Total revenue	5,623	4,971	731
Earnings before interest taxation depreciation and amortization (EBITDA)	(2,520)	(6,296)	(8,219)
Depreciation and amortization	(144)	(77)	(25)
Operating result (EBIT)	(2,664)	(6,373)	(8,245)
Financial income	318
Financial costs	(13,989)	(2,791)	(3)
Financial result	(13,670)	(2,791)	(3)
Profit before tax	(16,334)	(9,164)	(8,248)
Income tax expenses	(3)
Profit for the year	(16,337)	(9,164)	(8,248)
Total reportable segments [Member]
Schedule of Evaluates Segmental Performance [Line Items]
External revenues	110,013	107,384	26,430
Inter-segment revenues	3,026	1,152	19,924
Total revenue	113,039	108,536	46,354
Earnings before interest taxation depreciation and amortization (EBITDA)	(2,703)	(39,856)	(28,931)
Depreciation and amortization	(6,699)	(4,850)	(4,337)
Operating result (EBIT)	(9,402)	(44,707)	(33,268)
Financial income	24	190	19,922
Financial costs	(88,883)	(13,886)	(427)
Financial result	(88,858)	(13,697)	19,495
Profit before tax	(98,260)	(58,403)	(13,772)
Income tax expenses	(324)	3,141	(3,060)
Profit for the year	(98,584)	(55,263)	(16,832)
Eliminations [Member]
Schedule of Evaluates Segmental Performance [Line Items]
External revenues
Inter-segment revenues	(3,026)	(1,152)	(19,924)
Total revenue	(3,026)	(1,152)	(19,924)
Earnings before interest taxation depreciation and amortization (EBITDA)	793	182	(3,156)
Depreciation and amortization
Operating result (EBIT)	793	182	(3,156)
Financial income			593
Financial costs
Financial result			593
Profit before tax	793	182	(2,562)
Income tax expenses	(167)		488
Profit for the year	626	182	(2,075)
Total Group [Member]
Schedule of Evaluates Segmental Performance [Line Items]
External revenues	110,013	107,384	26,430
Inter-segment revenues
Total revenue	110,013	107,384	26,430
Earnings before interest taxation depreciation and amortization (EBITDA)	(1,910)	(39,674)	(32,086)
Depreciation and amortization	(6,699)	(4,850)	(4,337)
Operating result (EBIT)	(8,609)	(44,525)	(36,423)
Financial income	24	190	20,515
Financial costs	(88,883)	(13,886)	(427)
Financial result	(88,858)	(13,697)	20,089
Profit before tax	(97,467)	(58,221)	(16,335)
Income tax expenses	(491)	3,141	2,572
Profit for the year	€ (97,958)	€ (55,081)	€ (18,906)